Expense Example	Feb. 04, 2026 USD ($)
Reckoner Yield Enhanced AAA CLO Annual ETF | Reckoner Yield Enhanced AAA CLO Annual ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Reckoner Yield Enhanced AAA CLO Reinvesting ETF | Reckoner Yield Enhanced AAA CLO Annual ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Reckoner BBB-B CLO Annual ETF | Reckoner BBB-B CLO Annual ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Reckoner BBB-B CLO Reinvesting ETF | Reckoner BBB-B CLO Reinvesting ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	$ 192